Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 1,216	$ 1,377
Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,216	1,377
Carrying amount	(189)	(124)
Change in fair value in the period	(119)	(201)
Embedded derivatives in other financial liabilities	189	124
Highly probable forecast aluminum sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(87)	(11)
Change in fair value in the period	133	300
Highly probable forecast aluminum sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging losses recognised in reserves	(110)	(211)
Hedge ineffectiveness in the period	(9)	10
Amount reclassified from reserves to income statement	$ 34	$ 17